Summary of Significant Accounting Policies (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories
Total	$ 455,709,000	$ 572,806,000	$ 634,667,000
Positive exchange balances on inventory exchange agreements accounted for as accounts receivable	11,700,000	48,200,000	120,900,000
Negative exchange balances on inventory exchange agreements accounted for as accounts payable	24,200,000	46,700,000	139,500,000
Distillates: home heating oil, diesel and kerosene
Inventories
Total	208,578,000	272,760,000	235,029,000
Gasoline
Inventories
Total	98,260,000	96,539,000	144,269,000
Gasoline blendstocks
Inventories
Total	64,104,000	54,076,000	119,932,000
Renewable identification numbers (RINs)
Inventories
Total	2,012,000	3,186,000	19,384,000
Crude Oil
Inventories
Total	29,884,000	87,022,000	80,273,000
Residual oil
Inventories
Total	40,059,000	48,793,000	29,150,000
Propane and other
Inventories
Total	4,250,000	3,443,000
Convenience store inventory
Inventories
Total	$ 8,562,000	$ 6,987,000	$ 6,630,000